Vessel Operating and Supervision Costs	12 Months Ended
Dec. 31, 2023
Vessel Operating and Supervision Costs
Vessel Operating and Supervision Costs

15. Vessel Operating and Supervision Costs

An analysis of vessel operating and supervision costs is as follows:

	For the year ended December 31,
	2021	2022	2023
Crew and vessel management employee costs	103,936	107,639	95,140
Technical maintenance expenses	37,996	36,844	44,909
Other vessel operating expenses	24,500	26,108	22,741
Total	166,432	170,591	162,790